Preferred Stock (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued	[1]	800,000	800,000	800,000
Outstanding preferred shares, fair value		$ 41	$ 41	$ 41
Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, authorized (in shares)		3,000,000	3,000,000
ESOP
Class of Stock [Line Items]
Preferred stock, dividends per share		$ 5.46
Preferred Stock, Shares Issued		803,953	803,953
Preferred shares, outstanding		145,453	167,053
Outstanding preferred shares, fair value		$ 70	$ 69
Preferred stock convertible at the option of the holder		4.9625
Preferred stock call price		$ 78

[1]	In millions.